Financial Risk Management	12 Months Ended
Dec. 31, 2024
Financial Risk Management [Line Items]
Financial risk management
30.
Financial risk management
(a)
Risk Management Framework

The Group’s activities may expose it to a variety of financial risks, including credit risk, market risk (including foreign exchange risk, cash flow or fair value interest rate risk, and equity price risk), liquidity risk and fraud risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial performance.

The Board of Directors (the “Board”) has overall responsibility for the establishment and oversight of the Group’s risk management objectives and policies.

The Group’s risk management policies are established to identify and analyze the risks faced by the Group, to set appropriate risk limits and controls, and to monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and the Group’s activities. The overall objective of the Board is to set policies that seek to reduce risk as much as possible without unduly affecting the Group’s competitiveness and flexibility. Further details of these policies are set out below.

(b)
Credit Risk

Credit risk is the risk that a merchant or a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. Credit risk arises from the group’s exposures to third parties, including cash and cash equivalents and financial instruments and from its operating activities, primarily related to trade and other receivables.

The carrying amount of financial assets represents the Group’s maximum credit exposure:

	2024	2023
Cash and Cash Equivalents	425,172	536,160
Financial Assets at Fair Value through Profit or Loss	129,319	104,387
Trade and Other Receivables	496,713	363,374
Derivative Financial Instrument	2,874	2,040
Other Assets	18,805	11,782
	1,072,883	1,017,743

The table below discloses the external credit risk ratings for the Group’s current Trade and Other Receivables, based on the geographical regions in which the Trade and Other Receivables are held:

	2024		2023
Risk rating	Expected loss rate	Amounts	Expected loss rate	Amounts
A	0.02%	24,896	0.05%	42,618
AA	0.01%	935	0.03%	392
AAA	0.00%	14,846	0.00%	7,319
B	0.05%	32,167	0.13%	24,345
BB	0.04%	182,475	0.10%	172,833
BBB	0.03%	161,433	0.08%	89,047
C	0.08%	2,072	0.21%	279
CC	0.07%	64,920	0.18%	11,251
CCC	0.06%	12,969	0.16%	15,290
		496,713		363,374

Financial Assets at Fair Value through profit or loss and cash and cash equivalents

Credit risk from balances with financial institutions and other third parties are managed in accordance with the Group’s policy. Financial assets consist of debt securities and other financial instruments with financial institutions that expose the Group to an acceptable level of credit risk.

Trade and Other Receivables

The Company serves high-quality merchant processors, thereby mitigating credit risk. The Group is not exposed to significant concentrations of credit risk based on customers, industries, sectors and/or geographic regions.

The Group applies the IFRS 9’s simplified approach to measuring expected credit losses, which uses a lifetime expected loss allowance model for all trade and other receivables. To measure expected credit losses, trade and other receivables were grouped based on shared credit risk characteristics and tenor. Historical loss experience was also considered and has been adjusted to reflect information about current conditions and reasonable and bearable forecasts of future economic conditions.

The Group’s expected loss rates are based on the payment profiles of its merchant customers, the country where the receivable balance was originated, and historical credit losses experienced. Historical loss rates are adjusted to reflect current and forward-looking information on macroeconomic factors affecting the ability of the Group’s merchant customers to settle the receivables. The Group has identified the credit rating of the countries in which it sells its services to be the most relevant factor, and adjusts the historical loss rates based on expected changes in credit ratings.

(c)
Market Risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. For the Group, market risk may comprise interest rate risk and foreign currency risk and other price risk.

The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return.

Interest Rate Risk

Interest rate risk arises from the possibility of the Group incurring losses due to fluctuations in interest rates, and by extension, future cash flows, of a financial instrument. The Group’s cash flows are not exposed to interest rate risk since there are no financial instruments held that are subject to variable interest rates.

Other price risk

The primary goal of the Group’s investment in debt securities is to hold such investments for short and long-term strategic purposes. Certain investments are designated as at FVPL because their performance is actively monitored and they are managed on a fair value basis.

Sensitivity analysis - Other price risk

The Group’s investments in debt securities are mainly listed on the Argentinean Stock Exchange (Bolsas y Mercados Argentinos - BYMA). For the investments classified as FVPL, the impact of a 10% increase in the market price at the reporting date on profit or loss would have been an increase of USD 12,931 after tax. An equal change in the opposite direction would have decreased profit or loss by USD 12,931 after tax.

Foreign Currency Risk

The Group has significant operations internationally that are denominated in foreign currencies, primarily on emerging markets, subjecting the Group to foreign currency risk, which may impact the financial results. The Group transact business in various foreign companies and have significant international revenues and costs. The Group cash flows, results of operations and certain of our intercompany balances that are exposed to foreign exchange rate fluctuations may differ from expectations and it may record gain or losses due to foreign currency fluctuations.

As of December 31, 2024 and 2023 the Group is exposed to foreign currency risk on monetary amounts denominated in a currency other than the functional currency of the respective subsidiaries, which is mainly comprised by cash and cash equivalents, trade receivables and trade payables in the service providers in Latin America, Asia and Africa. The following table presents the top five currencies net balances:

2024			(Gain)/loss
Account	Currency	Amount	% increase	Amount	% decrease	Amount
Total net (assets)/liabilities	Argentine peso	19,213	10%	(1,921)	-10%	1,921
	Brazilian real	34,509	10%	(3,451)	-10%	3,451
	Colombian peso	19,761	10%	(1,976)	-10%	1,976
	Mexican peso	47,423	10%	(4,742)	-10%	4,742
	Nigerian naira	(23,939)	10%	2,394	-10%	(2,394)
	Total	96,967		(9,696)		9,696

2023			(Gain)/loss
Account	Currency	Amount	% increase	Amount	% decrease	Amount
Total net (assets)/liabilities	Mexican peso	39,825	10%	(3,983)	-10%	3,983
	Brazilian real	29,145	10%	(2,915)	-10%	2,915
	Argentine peso	12,769	10%	(1,276)	-10%	1,276
	Saudi riyal	10,966	10%	(1,097)	-10%	1,097
	South African rand	9,107	10%	(911)	-10%	911
	Total	101,813		(10,182)		10,182

Exposure is presented in thousands of U.S. Dollars. As discussed in Note 24: Derivative financial instruments, the Company entered into foreign currency exchange forward contracts to mitigate this risk and reduce the economic and financial statement impact.

(d)
Liquidity Risk

Liquidity risk is the risk that the Group encounters difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group’s reputation.

The Group invests surplus cash in interest-bearing financial investments, choosing instruments with appropriate maturity or enough liquidity to provide adequate margin as determined by the forecasts.

Exposure to Liquidity Risk

The tables below classify the Group’s financial liabilities based on their contractual maturities.

Amounts disclosed reflect contractual undiscounted cash flows. Balances due within 12 months equal their carrying balances as the impact of discounting is not significant.

Contractual maturities of financial liabilities 31 December, 2024	Less than 6 months	6-12 months	Between 1 and 2 years	More than 2 years	Total contractual cash flows	Carrying amount
Non-derivatives
Trade and other payables	597,787	—	—	—	597,787	597,787
Financial Liabilities	50,455	—	—	—	50,455	50,455
Leases liabilities	408	410	825	3,033	4,676	4,000
Total non-derivatives	648,650	410	825	3,033	652,918	652,242
Derivatives
Derivative financial instruments	6,227	—	—	—	6,227	6,227
Total derivatives	6,227	—	—	—	6,227	6,227

Contractual maturities of financial liabilities 31 December, 2023	Less than 6 months	6-12 months	Between 1 and 2 years	More than 2 years	Total contractual cash flows	Carrying amount
Non-derivatives
Trade and other payables	602,493	—	—	—	602,493	602,493
Leases liabilities	217	409	584	3,017	4,227	3,957
Total non-derivatives	602,710	409	584	3,017	606,720	606,450
Derivatives
Derivative financial instruments	948	—	—	—	948	948
Total derivatives	948	—	—	—	948	948
(e)
Fraud Risk

The Group’s transactions are susceptible to a fraudulent or improper sale and processes are used to mitigate fraud risk. Such processes rely on ‘dLocal Defense’, a local data-driven prevention program designed to maximize fraud detection and minimize false positives. This process reviews and validates transactions at the time of authorization using external tools that are reviewed on a periodic basis.

In addition, the Group has implemented an additional process to prevent fraud through chargebacks and disputes.

(f)
Capital Management

The Board’s policy is to maintain a strong capital base to maintain investor, creditor and market confidence, and to sustain future development of the business. The Board’s objectives are to safeguard the Group’s ability to continue as a going concern, to continue to provide returns to the Group’s shareholders, and benefit other stakeholder groups, and to maintain an optimal capital structure to reduce the Group’s cost of capital. To maintain or adjust the capital structure, the Group may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce the Group’s borrowings. The Board monitors returns on capital as well as the level of dividends distributed to ordinary shareholders.

The Group monitors capital using Net Cash/Debt. Net Cash is composed as follow:

	2024	2023
Cash and cash equivalents	425,172	536,160
Financial assets at fair value through profit or loss	129,319	102,677
Financial liabilities	(50,455)	—
Lease liabilities	(4,000)	(3,957)
Net Derivative financial instrument	(3,353)	(948)
Net cash	496,683	633,932
Cash and liquid investments	554,491	638,837
Gross debt	(57,808)	(4,905)
Net cash	496,683	633,932

Additionally, as part of the requirements for maintaining its financial institution license, DLocal Limited, the Group’s licensee subsidiary, is subject to a minimum capital requirement. As of December 31, 2024 and 2023, such capital requirements were fulfilled.